Share Based Payment - Schedule of Fair Value of the Options Granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fair Value of the Options Granted [Line Items]
Expected volatility		100.54%	93.64%
Exercise price (in Dollars per share)		$ 1.82	$ 2.18
Share price (in Dollars per share)		$ 1.82
Risk-free interest rate		3.64%
Dividend yield		0.00%	0.00%
Expected life (years)		10 years	10 years
Employees and Directors [Member]
Schedule of Fair Value of the Options Granted [Line Items]
Expected volatility	93.72%
Exercise price (in Dollars per share)	$ 1.27
Share price (in Dollars per share)	$ 1.27
Risk-free interest rate	4.61%
Dividend yield	0.00%	0.00%	0.00%
Expected life (years)	10 years	10 years	10 years
Minimum [Member]
Schedule of Fair Value of the Options Granted [Line Items]
Share price (in Dollars per share)			$ 1.41
Risk-free interest rate			1.91%
Minimum [Member] | Employees and Directors [Member]
Schedule of Fair Value of the Options Granted [Line Items]
Expected volatility		91.80%	93.63%
Exercise price (in Dollars per share)		$ 0.96	$ 1.43
Share price (in Dollars per share)		$ 0.96	$ 1.43
Risk-free interest rate		3.24%	2.12%
Maximum [Member]
Schedule of Fair Value of the Options Granted [Line Items]
Share price (in Dollars per share)			$ 1.96
Risk-free interest rate			2.91%
Maximum [Member] | Employees and Directors [Member]
Schedule of Fair Value of the Options Granted [Line Items]
Expected volatility		93.51%	93.79%
Exercise price (in Dollars per share)		$ 1.99	$ 3.97
Share price (in Dollars per share)		$ 1.99	$ 3.97
Risk-free interest rate		4.35%	2.46%